Financial Information of the Parent Company - Schedule of Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed Income Statements, Captions [Line Items]
General and administration expenses	$ (1,971,543)	$ (82,138)
Interest expense	(236,724)	(21,844)
Exchange (loss)/gain	(16,251)	24,675
Other expenses	(22,915)	0
Income from equity-method investment	2,051,380	844,226
Net (loss)/income	$ (196,053)	$ 764,919